BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Related Party Balances Per the Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Trade receivables and prepaid expenses	$ 3,982	$ 1,676
Trade payables and accrued expenses	$ 1,419	$ 604